UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number           811-21749

CRM Mutual Fund Trust

(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19808

(Address of principal executive offices) (Zip code)

Corporation Service Company

2711 Centerville Road Suite 400

Wilmington, DE 19808

(Name and address of agent for service)

Copy to:

Lee Anne Copenhefer

Bingham McCutchen LLP

One Federal Street

Boston, MA 02110

Registrant’s telephone number, including area code: 212-326-5300

Date of fiscal year end: June 30, 2011

Date of reporting period: September 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

CRM FUNDS

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Shares		Value
Common Stock — 96.2%
Consumer Discretionary — 15.2%
Consumer Durables & Apparel — 5.7%
352,250	Carter’s, Inc.[1]	$10,757,715
640,800	CROCS, Inc.[1]	15,167,736
426,238	Maidenform Brands, Inc.[1]	9,978,231

		35,903,682

Consumer Services — 4.9%
474,886	CEC Entertainment, Inc.	13,520,005
261,877	Churchill Downs, Inc.	10,221,059
192,500	Vail Resorts, Inc.[2]	7,274,575

		31,015,639

Media — 1.6%
685,900	National CineMedia, Inc.	9,952,409

Retailing — 3.0%
269,200	Group 1 Automotive, Inc.[2]	9,570,060
277,000	HSN, Inc.[1]	9,177,010

		18,747,070

Total Consumer Discretionary		95,618,800

Energy — 2.0%
1,840,400	Advantage Oil & Gas Ltd.[1]	6,883,096
342,900	Patterson-UTI Energy, Inc.	5,945,886

Total Energy		12,828,982

Financials — 15.8%
Banks — 8.0%
868,600	Associated Banc-Corp.	8,077,980
2,074,700	Boston Private Financial Holdings, Inc.[2]	12,199,236
719,498	Capitol Federal Financial, Inc.	7,597,899
713,100	Investors Bancorp, Inc.[1]	9,006,453
416,350	MB Financial, Inc.	6,128,672
5,244,565	Popular, Inc.[1]	7,866,847

		50,877,087

Diversified Financials — 2.6%
618,200	KBW, Inc.[2]	8,524,978
292,150	Stifel Financial Corp.[1,2]	7,759,504

		16,284,482

Insurance — 2.2%
448,050	Platinum Underwriters Holdings Ltd.	13,777,538

Real Estate — 3.0%
885,925	Chesapeake Lodging Trust.	10,693,115
1,157,982	Summit Hotel Properties, Inc.	8,175,353

		18,868,468

Total Financials		99,807,575

Health Care — 9.5%
Health Care Equipment & Services — 6.5%
976,700	CONMED Corp.[1]	22,473,867

Shares		Value
Health Care — (continued)
Health Care Equipment & Services — (continued)
234,300	Cooper Cos., Inc. (The)	$18,544,845

		41,018,712

Pharmaceuticals, Biotechnology & Life Sciences — 3.0%
598,450	BioMarin Pharmaceutical, Inc.[1,2]	19,072,602

Total Health Care		60,091,314

Industrials — 20.3%
Capital Goods — 12.4%
316,950	Acuity Brands, Inc.[2]	11,422,878
804,473	Barnes Group, Inc.	15,486,105
7,468,900	Capstone Turbine Corp.[1,2]	7,468,900
358,750	Chicago Bridge & Iron Co. N.V.	10,271,013
86,079	Cubic Corp.	3,363,107
581,439	John Bean Technologies Corp.	8,291,320
220,100	Kaydon Corp.	6,312,468
158,250	Moog, Inc. — Class A1	5,162,115
310,471	RBC Bearings, Inc.[1]	10,552,909

		78,330,815

Commercial & Professional Services — 7.9%
302,000	Acacia Research - Acacia Technologies[1]	10,868,980
355,615	G & K Services, Inc. — Class A	9,082,407
881,000	Geo Group, Inc. (The)[1,2]	16,351,360
1,139,900	Interface, Inc. — Class A	13,519,214

		49,821,961

Total Industrials		128,152,776

Information Technology — 18.6%
Semiconductors & Semiconductor Components — 3.1%
1,286,500	Atmel Corp.[1]	10,382,055
533,500	Ultratech, Inc.[1]	9,149,525

		19,531,580

Software & Services — 6.9%
1,114,200	Convergys Corp.[1]	10,451,196
1,592,400	Monster Worldwide, Inc.[1]	11,433,432
1,326,000	Sapient Corp.	13,445,640
530,200	TeleTech Holdings, Inc.[1]	8,080,248

		43,410,516

Technology Hardware & Equipment — 8.6%
1,137,576	Aeroflex Holding Corp.[1]	10,351,942
127,300	Anixter International, Inc.	6,039,112
1,152,587	Brightpoint, Inc.[1]	10,615,326
982,200	Ciena Corp.[1,2]	11,000,640
1,738,748	Intermec, Inc.[1]	11,336,637
1,343,580	Oclaro, Inc.[1,2]	4,890,631

		54,234,288

Total Information Technology		117,176,384

Materials — 5.7%
581,704	Calgon Carbon Corp.[1,2]	8,475,427

1	CRM Funds

CRM FUNDS

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

Shares		Value
Materials — (continued)
132,671	Greif, Inc. — Class A	$5,690,259
346,350	Innophos Holdings, Inc.	13,808,975
358,481	Materion Corp.[1]	8,130,349

Total Materials		36,105,010

Utilities — 9.1%
390,100	Hawaiian Electric Industries, Inc.[2]	9,471,628
466,100	NorthWestern Corp.	14,887,234
177,100	Southwest Gas Corp.	6,405,707
393,450	UIL Holdings Corp.[2]	12,956,308
373,900	Unisource Energy Corp.	13,494,051

Total Utilities		57,214,928

Total Common Stock (Cost $680,402,718)		606,995,769

Short-Term Investments — 4.2%
13,328,743	Blackrock Liquidity Funds
	TempCash Portfolio — Institutional
	Series, 0.10%[3]	13,328,743

13,328,745	Blackrock Liquidity Funds
	TempFund Portfolio — Institutional
	Series, 0.09%[3]	13,328,745

Total Short-Term Investments (Cost $26,657,488)		26,657,488

Total Investments Before Short-Term Investments Held As Collateral For Loaned Securities — 100.4% (Cost $707,060,206)		633,653,257

Shares		Value
Short-Term Investments Held As Collateral For Loaned Securities — 10.6%
2,474,000	Barclays Time Deposit, 0.10%, 10/03/11[3]	$2,474,000
30,499,785	Deutsche Bank Repo, 0.10%, 10/03/11[3]	30,499,785
31,812,142	JPMorgan Repo, 0.09%, 10/03/11[3]	31,812,142
1,000,000	Nova Scotia Time Deposit, 0.01%, 10/03/11[3]	1,000,000
1,187,000	Svenska Time Deposit, 0.01%, 10/03/11[3]	1,187,000

Total Short-Term Investments Held As Collateral For Loaned Securities (Cost $66,972,927)		66,972,927

Total Investments — 111.0% (Cost $774,033,133)[4]		700,626,184	[5]
Liabilities in Excess of Other Assets — (11.0%)		(69,648,288)

Total Net Assets — 100.0%		$630,977,896

2	CRM Funds

CRM FUNDS

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

September 30, 2011 (Unaudited)

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of September 30, 2011 is as follows:

Funds	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities Common Stock	$ 606,995,769	$606,995,769	$—	$—
Short-Term Investments	26,657,488	26,657,488	—	—
Short-Term Investments Held as Collateral for Loaned Securities	66,972,927	66,972,927	—	—

Total	$700,626,184	$700,626,184	$—	$—

[1]	Non-income producing security.
[2]	Security partially or fully on loan.
[3]	Rate represents an annualized yield at date of measurement.
[4]

The cost for Federal income tax purposes was $787,426,931. At September 30, 2011, net unrealized depreciation was $86,800,747. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $47,607,758, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $134,408,505.

[5]

At September 30, 2011, the market value of securities on loan for the CRM Small Cap Value Fund was $63,633,027. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, The Bank of New York Mellon has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

3	CRM Funds

CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Shares		Value
Common Stock — 95.1%
Consumer Discretionary — 12.1%
Consumer Durables & Apparel — 5.2%
457,900	Carter’s, Inc.[1]	$13,984,266
666,250	CROCS, Inc.[1]	15,770,138
222,750	Harman International Industries, Inc.	6,366,195

		36,120,599

Consumer Services — 2.1%
228,800	Hyatt Hotels Corp. — Class A1	7,177,456
474,750	Intercontinental Hotels Group PLC, ADR[2,3,4]	7,633,980

		14,811,436

Media — 1.4%
147,350	Liberty Media Corp. - Liberty Starz — Class A1	9,365,566

Retailing — 3.4%
666,400	Foot Locker, Inc.	13,387,976
303,931	HSN, Inc.[1]	10,069,234

		23,457,210

Total Consumer Discretionary		83,754,811

Consumer Staples — 2.4%
Food, Beverage & Tobacco — 2.4%
243,500	Corn Products International Inc.	9,554,940
80,050	Hansen Natural Corp.[1]	6,987,565

Total Consumer Staples		16,542,505

Energy — 3.7%
184,700	Oceaneering International, Inc.	6,527,298
365,450	Patterson-UTI Energy, Inc.	6,336,903
286,600	Plains Exploration & Production Co.[1]	6,508,686
187,800	Whiting Petroleum Corp.[1]	6,588,024

Total Energy		25,960,911

Financials — 11.9%
Banks — 7.1%
1,015,300	Associated Banc-Corp.	9,442,290
364,100	Comerica, Inc.	8,363,377
1,049,200	Fifth Third Bancorp	10,596,920
4,170,000	Popular, Inc.[1]	6,255,000
1,742,250	TFS Financial Corp.[1,2]	14,164,492

		48,822,079

Diversified Financials — 1.6%
536,700	Lazard Ltd. — Class A	11,324,370

Insurance — 3.2%
198,450	RenaissanceRe Holdings Ltd.	12,661,110
389,815	Validus Holdings Ltd.	9,714,190

		22,375,300

Total Financials		82,521,749

Shares		Value
Health Care — 8.9%
Health Care Equipment & Services — 6.0%
529,450	CIGNA Corp.	$22,205,133
247,700	Cooper Cos., Inc. (The)	19,605,455

		41,810,588

Pharmaceuticals, Biotechnology & Life Sciences — 2.9%
627,500	BioMarin Pharmaceutical, Inc.[1,2]	19,998,425

Total Health Care		61,809,013

Industrials — 20.6%
Capital Goods — 14.2%
511,000	Aecom Technology Corp.[1]	9,029,370
267,300	IDEX Corp.	8,329,068
173,500	Moog, Inc. — Class A1	5,659,570
210,950	Navistar International Corp.[1]	6,775,714
456,000	Pall Corp.	19,334,400
448,900	Stanley Black & Decker, Inc.	22,040,990
359,250	Thomas & Betts Corp.[1]	14,337,667
379,534	WESCO International, Inc.[1]	12,733,366

		98,240,145

Commercial & Professional Services — 6.4%
402,800	Avery Dennison Corp.	10,102,224
280,500	Dun & Bradstreet Corp.[2]	17,183,430
543,500	Equifax, Inc.	16,707,190

		43,992,844

Total Industrials		142,232,989

Information Technology — 18.1%
Semiconductors & Semiconductor Equipment — 3.6%
2,717,540	LSI Corp.[1]	14,076,857
1,512,150	ON Semiconductor Corp.[1]	10,842,115

		24,918,972

Software & Services — 10.4%
491,360	BMC Software, Inc.[1]	18,946,842
152,450	Equinix, Inc.[1,2]	13,542,133
420,450	IAC/InterActiveCorp.[1]	16,628,798
1,681,450	Monster Worldwide, Inc.[1,2]	12,072,811
703,890	Parametric Technology Corp.[1]	10,825,828

		72,016,412

Technology Hardware & Equipment — 4.1%
910,200	Ciena Corp.[1,2]	10,194,240
914,590	Intermec, Inc.[1]	5,963,127
384,150	Zebra Technologies Corp. — Class A1	11,885,601

		28,042,968

Total Information Technology		124,978,352

Materials — 6.2%
290,700	Ashland, Inc.	12,831,498
481,500	Cytec Industries, Inc.	16,919,910
99,050	FMC Corp.	6,850,298
151,200	Greif, Inc. — Class A	6,484,968

Total Materials		43,086,674

4	CRM Funds

CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

Shares		Value
Utilities — 11.2%
635,750	American Water Works Co., Inc.	$19,186,935
712,500	CMS Energy Corp.[2]	14,100,375
1,223,200	NV Energy, Inc.	17,993,272
291,750	OGE Energy Corp.	13,942,732
370,800	UIL Holdings Corp.[2]	12,210,444

Total Utilities		77,433,758

Total Common Stock
(Cost $733,676,959)		658,320,762

Short-Term Investments — 4.7%
16,129,659	Blackrock Liquidity Funds
	TempCash Portfolio — Institutional
	Series, 0.10%[5]	16,129,659
16,129,660	Blackrock Liquidity Funds
	TempFund Portfolio — Institutional
	Series, 0.09%[5]	16,129,660

Total Short-Term Investments
(Cost $32,259,319)		32,259,319

Total Investments Before Short-Term
Investments Held As Collateral For Loaned
Securities — 99.8%
(Cost $765,936,278)		690,580,081

Shares		Value
Short-Term Investments Held As Collateral For Loaned Securities — 7.6%
1,886,000	Barclays Time Deposit,
	0.10%, 10/03/11[5]	$1,886,000
24,856,158	Deutsche Bank Repo,
	0.10%, 10/03/11[5]	24,856,158
18,187,858	JPMorgan Repo,
	0.09%, 10/03/11[5]	18,187,858
1,000,000	Nova Scotia Time
	Deposit, 0.01%, 10/03/11[5]	1,000,000
905,000	Svenska Time Deposit,
	0.01%, 10/03/11[5]	905,000
5,493,738	UBS Securities LLC Repo,
	0.08%, 10/03/11[5]	5,493,738

Total Short-Term Investments Held As
Collateral For Loaned Securities
(Cost $52,328,754)		52,328,754

Total Investments — 107.4%
(Cost $818,265,032)[6]		742,908,835	[7]
Liabilities in Excess of Other Assets — (7.4%)		(50,994,166)

Total Net Assets — 100.0%		$691,914,669

5	CRM Funds

CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

September 30, 2011 (Unaudited)

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including
•	quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of September 30, 2011 is as follows:

Funds	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities
Common Stock	$658,320,762	$658,320,762	$—	$—
Short-Term Investments	32,259,319	32,259,319	—	—
Short-Term Investments Held as Collateral for Loaned Securities	52,328,754	52,328,754	—	—

Total	$742,908,835	$742,908,835	$—	$—

[1]	Non-income producing security.
[2]	Security partially or fully on loan.
[3]	ADR — American Depository Receipt.
[4]	PLC — Public Limited Company.
[5]	Rate represents an annualized yield at date of measurement.
[6]

The cost for Federal income tax purposes was $828,031,086. At September 30, 2011, net unrealized depreciation was $85,122,251. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $53,277,704, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $138,399,955.

[7]

At September 30, 2011, the market value of securities on loan for the CRM Small/Mid Cap Value Fund was $51,074,997. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, The Bank of New York Mellon has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

6	CRM Funds

CRM FUNDS

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Shares		Value
Common Stock — 95.1%
Consumer Discretionary — 6.3%
Consumer Durables & Apparel — 2.9%
1,348,500	Hasbro, Inc.	$43,974,585
4,175,876	Newell Rubbermaid, Inc.	49,567,648

		93,542,233

Consumer Services — 2.0%
1,961,368	Intercontinental Hotels Group PLC, ADR[2,3,4]	31,538,798
795,500	Starwood Hotels & Resorts Worldwide, Inc.[2]	30,881,310

		62,420,108

Media — 1.4%
2,185,900	CBS Corp. — Class B	44,548,642

Total Consumer Discretionary		200,510,983

Consumer Staples — 6.1%
Food & Staples Retailing — 1.0%
1,436,068	Kroger Co. (The)	31,536,053

Food, Beverage & Tobacco — 5.1%
1,788,900	General Mills, Inc.	68,818,983
678,400	J.M. Smucker Co. (The)[2]	49,448,576
640,675	Mead Johnson Nutrition Co.[2]	44,097,660

		162,365,219

Total Consumer Staples		193,901,272

Energy — 4.9%
1,050,200	Cameron International Corp.[1]	43,625,308
3,080,400	El Paso Corp.	53,845,392
1,324,600	Plains Exploration & Production Co.[1]	30,081,666
2,291,400	Weatherford International Ltd.[1]	27,977,994

Total Energy		155,530,360

Financials — 13.2%
Banks — 3.8%
1,646,200	Comerica, Inc.	37,813,214
4,829,400	Fifth Third Bancorp	48,776,940
1,951,535	SunTrust Banks, Inc.	35,030,053

		121,620,207

Diversified Financials — 1.9%
597,150	Ameriprise Financial, Inc.	23,503,824
1,074,000	Northern Trust Corp.	37,568,520

		61,072,344

Insurance — 6.4%
3,962,300	Progressive Corp. (The)	70,370,448
1,967,300	Willis Group Holdings PLC[2,4]	67,616,101
3,638,216	XL Group PLC[4]	68,398,461

		206,385,010

Shares		Value
Financials — (continued)
Real Estate — 1.1%
2,576,425	CB Richard Ellis Group, Inc. — Class A1	$34,678,681

Total Financials		423,756,242

Health Care — 11.1%
Health Care Equipment & Services — 8.6%
2,198,450	CIGNA Corp.	92,202,993
2,303,977	St. Jude Medical, Inc.	83,380,928
1,067,863	Stryker Corp.	50,328,383
952,300	Zimmer Holdings, Inc.[1]	50,948,050

		276,860,354

Pharmaceuticals, Biotechnology & Life Sciences — 2.5%
2,163,350	Hospira, Inc.[1]	80,043,950

Total Health Care		356,904,304

Industrials — 17.3%
Capital Goods — 13.6%
1,483,700	Cooper Industries PLC[4]	68,428,244
1,268,800	Dover Corp.	59,126,080
1,319,400	Navistar International Corp.[1]	42,379,128
2,081,661	Stanley Black & Decker, Inc.	102,209,555
4,013,585	Tyco International Ltd.	163,553,589

		435,696,596

Commercial & Professional Services — 3.7%
1,819,080	Avery Dennison Corp.	45,622,526
2,603,000	Republic Services, Inc.	73,040,180

		118,662,706

Total Industrials		554,359,302

Information Technology — 20.2%
Semiconductors & Semiconductor Equipment — 2.0%
12,462,245	LSI Corp.[1]	64,554,429

Software & Services — 10.5%
2,322,378	BMC Software, Inc.[1]	89,550,896
2,542,700	Fidelity National Information Services, Inc.	61,838,464
2,527,604	Parametric Technology Corp.[1]	38,874,549
1,950,950	Rovi Corp.[1,2]	83,851,831
3,959,754	Western Union Co. (The)	60,544,639

		334,660,379

Technology Hardware & Equipment — 7.7%
2,266,300	Motorola Solutions, Inc.	94,957,970
2,076,600	NetApp, Inc.[1,2]	70,479,804
2,929,600	TE Connectivity Ltd.	82,438,944

		247,876,718

Total Information Technology		647,091,526

Materials — 5.4%
460,900	Air Products & Chemicals, Inc.	35,198,933
1,002,500	Airgas, Inc.	63,979,550
735,300	Allegheny Technologies, Inc.[2]	27,198,747

7	CRM Funds

CRM FUNDS

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

Shares		Value
Materials — (continued)
1,041,450	Ashland, Inc.	$45,969,603

Total Materials		172,346,833

Utilities — 10.6%
2,125,593	American Water Works Co., Inc.	64,150,397
3,002,487	CMS Energy Corp.[2]	59,419,217
2,263,800	Edison International	86,590,350
2,874,400	PPL Corp.	82,035,376
1,957,300	Xcel Energy Inc.	48,325,737

Total Utilities		340,521,077

Total Common Stock (Cost $3,247,170,390)		3,044,921,899

Short-Term Investments — 5.4%
85,729,620	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 0.10%[5]	85,729,620
85,729,619	Blackrock Liquidity Funds TempFund Portfolio — Institutional Series, 0.09%[5]	85,729,619

Total Short-Term Investments (Cost $171,459,239)		171,459,239

Total Investments Before Short-Term Investments Held As Collateral For Loaned Securities — 100.5% (Cost $3,418,629,629)		3,216,381,138

Shares		Value
Short-Term Investments Held As Collateral For Loaned Securities — 3.6%
4,657,000	Barclays Time Deposit, 0.10%, 10/03/11[5]	$4,657,000
41,017,447	Deutsche Bank Repo, 0.10%, 10/03/11[5]	41,017,447
9,568,727	JPMorgan Repo, 0.09%, 10/03/11[5]	9,568,727
3,000,000	Nova Scotia Time Deposit, 0.01%, 10/03/11[5]	3,000,000
3,235,000	Svenska Time Deposit, 0.01%, 10/03/11[5]	3,235,000
55,623,110	UBS Securities LLC Repo, 0.08%, 10/03/11[5]	55,623,110

Total Short-Term Investments Held As Collateral For Loaned Securities (Cost $117,101,284)		117,101,284

Total Investments — 104.1% (Cost $3,535,730,913)[6]		3,333,482,422	[7]
Liabilities in Excess of Other Assets — (4.1%)		(132,640,901)

Total Net Assets — 100.0%		$3,200,841,521

8	CRM Funds

CRM FUNDS

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

September 30, 2011 (Unaudited)

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of September 30, 2011 is as follows:

Funds	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities Common Stock	$3,044,921,899	$3,044,921,899	$—	$—
Short-Term Investments	171,459,239	171,459,239	—	—
Short-Term Investments Held as Collateral for Loaned Securities	117,101,284	117,101,284	—	—

Total	$3,333,482,422	$3,333,482,422	$—	$—

[1]	Non-income producing security.
[2]	Security partially or fully on loan.
[3]	ADR — American Depository Receipt.
[4]	PLC — Public Limited Company.
[5]	Rate represents an annualized yield at date of measurement.
[6]

The cost for Federal income tax purposes was $3,573,264,679 . At September 30, 2011, net unrealized depreciation was $239,782,257 . This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $158,603,084, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $398,385,341.

[7]

At September 30, 2011, the market value of securities on loan for the CRM Mid Cap Value Fund was $114,309,659. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, The Bank of New York Mellon has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

9	CRM Funds

CRM FUNDS

CRM LARGE CAP OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Shares		Value
Common Stock — 95.6%
Consumer Discretionary — 8.8%
Automobiles & Components — 1.0%
25,400	General Motors Co.[1]	$512,572

Consumer Durables & Apparel — 0.9%
17,000	Harman International Industries, Inc.	485,860

Consumer Services — 3.2%
9,150	McDonald’s Corp.	803,553
22,150	Starwood Hotels & Resorts Worldwide, Inc.	859,863

		1,663,416

Retailing — 3.7%
26,700	Target Corp.	1,309,368
11,800	TJX Cos., Inc.	654,546

		1,963,914

Total Consumer Discretionary		4,625,762

Consumer Staples — 9.9%
Food, Beverage & Tobacco — 9.9%
18,450	Anheuser-Busch InBev N.V., ADR[2]	977,481
17,300	Coca-Cola Co. (The)	1,168,788
29,400	General Mills, Inc.	1,131,018
6,050	Hansen Natural Corp.[1]	528,104
22,500	PepsiCo, Inc.	1,392,750

Total Consumer Staples		5,198,141

Energy — 7.1%
14,200	Chevron Corp.	1,313,784
15,900	National Oilwell Varco, Inc.	814,398
16,350	Occidental Petroleum Corp.	1,169,025
38,000	Weatherford International Ltd.[1]	463,980

Total Energy		3,761,187

Financials — 9.3%
Banks — 1.6%
17,400	PNC Financial Services Group, Inc.	838,506

Diversified Financials — 3.5%
22,600	American Express Co.	1,014,740
26,600	JPMorgan Chase & Co.	801,192

		1,815,932

Insurance — 4.2%
32,100	Willis Group Holdings PLC[3]	1,103,277
59,400	XL Group PLC[3]	1,116,720

		2,219,997

Total Financials		4,874,435

Health Care — 13.0%
Health Care Equipment & Services — 9.0%
24,900	Covidien PLC[3]	1,098,090
20,100	McKesson Corp.	1,461,270
37,500	St. Jude Medical, Inc.	1,357,125

Shares		Value
Health Care — (continued)
Health Care Equipment & Services — (continued)
17,300	Stryker Corp.	$815,349

		4,731,834

Pharmaceuticals, Biotechnology & Life Sciences — 4.0%
34,300	Hospira, Inc.[1]	1,269,100
20,700	Roche Holding AG, ADR[2]	832,554

		2,101,654

Total Health Care		6,833,488

Industrials — 18.2%
Capital Goods — 16.8%
19,250	Dover Corp.	897,050
104,700	General Electric Co.	1,595,628
34,900	Pall Corp.	1,479,760
3,350	Precision Castparts Corp.	520,791
34,350	Stanley Black & Decker, Inc.	1,686,585
65,900	Tyco International Ltd.	2,685,425

		8,865,239

Commercial & Professional Services — 1.4%
28,800	Avery Dennison Corp.	722,304

Total Industrials		9,587,543

Information Technology — 18.4%
Software & Services — 10.2%
35,030	BMC Software, Inc.[1]	1,350,757
32,500	IAC/InterActiveCorp.[1]	1,285,375
48,850	Oracle Corp.	1,403,949
15,600	Visa, Inc. — Class A	1,337,232

		5,377,313

Technology Hardware & Equipment — 8.2%
2,630	Apple, Inc.[1]	1,002,503
35,050	Motorola Solutions, Inc.	1,468,595
35,650	NetApp, Inc.[1]	1,209,961
13,100	QUALCOMM, Inc.	637,053

		4,318,112

Total Information Technology		9,695,425

Materials — 1.7%
25,800	Cytec Industries, Inc.	906,612

Total Materials		906,612

Telecommunication Services — 2.6%
25,220	American Tower Corp. — Class A1	1,356,836

Total Telecommunication Services		1,356,836

Utilities — 6.6%
36,650	Edison International	1,401,863
44,500	PPL Corp.	1,270,030
32,900	Xcel Energy Inc.	812,301

Total Utilities		3,484,194

Total Common Stock (Cost $53,304,976)		50,323,623

10	CRM Funds

CRM FUNDS

CRM LARGE CAP OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Concluded)

September 30, 2011 (Unaudited)

Shares		Value
Short-Term Investments — 4.4%
1,153,300	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 0.10%[4]	$1,153,300
1,153,300	Blackrock Liquidity Funds TempFund Portfolio — Institutional Series, 0.09%[4]	1,153,300

Total Short-Term Investments (Cost $2,306,600)		2,306,600

Total Investments — 100.0% (Cost $55,611,576)[5]		52,630,223
Other Assets in Excess of Liabilities — 0.0%		2,981

Total Net Assets — 100.0%		$52,633,204

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of September 30, 2011 is as follows:

Funds	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities Common Stock	$50,323,623	$50,323,623	$—	$—
Short-Term Investments	2,306,600	2,306,600	—	—

Total	$52,630,223	$52,630,223	$—	$—

[1]	Non-income producing security.
[2]	ADR — American Depository Receipt.
[3]	PLC — Public Limited Company.
[4]	Rate represents an annualized yield at date of measurement.
[5]

The cost for Federal income tax purposes was $56,261,949. At September 30, 2011, net unrealized depreciation was $3,631,726. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $2,481,583, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $6,113,309.

11	CRM Funds

CRM FUNDS

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Shares		Value
Common Stock — 94.7%
Consumer Discretionary — 6.4%
Consumer Durables & Apparel — 3.2%
37,500	CROCS, Inc.[1]	$887,625
11,900	Harman International Industries, Inc.	340,102

		1,227,727

Retailing — 3.2%
16,100	HSN, Inc.[1]	533,393
13,500	Target Corp.	662,040

		1,195,433

Total Consumer Discretionary		2,423,160

Consumer Staples — 5.9%
Food, Beverage & Tobacco — 5.9%
12,000	Anheuser-Busch InBev N.V., ADR[2]	635,760
21,200	General Mills, Inc.	815,564
12,700	PepsiCo, Inc.	786,130

Total Consumer Staples		2,237,454

Energy — 6.0%
10,300	Chevron Corp.	952,956
12,400	National Oilwell Varco, Inc.	635,128
9,600	Occidental Petroleum Corp.	686,400

Total Energy		2,274,484

Financials — 11.6%
Banks — 5.0%
58,100	Fifth Third Bancorp	586,810
12,000	PNC Financial Services Group, Inc.	578,280
90,600	TFS Financial Corp.[1]	736,578

		1,901,668

Diversified Financials — 1.3%
24,100	Lazard Ltd. — Class A	508,510

Insurance — 5.3%
6,400	RenaissanceRe Holdings Ltd.	408,320
23,400	Willis Group Holdings PLC[3]	804,258
41,100	XL Group PLC[3]	772,680

		1,985,258

Total Financials		4,395,436

Health Care — 13.3%
Health Care Equipment & Services — 8.8%
37,500	CONMED Corp.[1]	862,875
12,000	Cooper Cos., Inc. (The)	949,800
24,800	St. Jude Medical, Inc.	897,512
12,700	Stryker Corp.	598,551

		3,308,738

Pharmaceuticals, Biotechnology & Life Sciences — 4.5%
26,950	BioMarin Pharmaceutical, Inc.[1]	858,896

Shares		Value
Health Care — (continued)
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
22,700	Hospira, Inc.[1]	$839,900

		1,698,796

Total Health Care		5,007,534

Industrials — 18.8%
Capital Goods — 16.6%
36,100	Barnes Group, Inc.	694,925
14,200	Dover Corp.	661,720
57,400	General Electric Co.	874,776
23,050	Pall Corp.	977,320
24,800	Stanley Black & Decker, Inc.	1,217,680
45,300	Tyco International Ltd.	1,845,975

		6,272,396

Commercial & Professional Services — 2.2%
26,900	Equifax, Inc.	826,906

Total Industrials		7,099,302

Information Technology — 22.2%
Semiconductors & Semiconductor Equipment — 2.0%
150,150	LSI Corp.[1]	777,777

Software & Services — 10.8%
26,900	BMC Software, Inc.[1]	1,037,264
22,000	IAC/InterActiveCorp.[1]	870,100
80,700	Monster Worldwide, Inc.[1]	579,426
19,800	Rovi Corp.[1]	851,004
8,600	Visa, Inc. — Class A	737,192

		4,074,986

Technology Hardware & Equipment — 9.4%
1,610	Apple, Inc.[1]	613,700
43,900	Ciena Corp.[1]	491,680
101,300	Intermec, Inc.[1]	660,476
25,150	Motorola Solutions, Inc.	1,053,785
21,200	NetApp, Inc.[1]	719,528

		3,539,169

Total Information Technology		8,391,932

Materials — 1.7%
18,400	Cytec Industries, Inc.	646,576

Total Materials		646,576

Telecommunication Services — 2.2%
15,550	American Tower Corp. — Class A1	836,590

Total Telecommunication Services		836,590

Utilities — 6.6%
20,500	American Water Works Co., Inc.	618,690
24,800	Edison International	948,600
31,900	PPL Corp.	910,426

Total Utilities		2,477,716

Total Common Stock (Cost $39,717,588)		35,790,184

12	CRM Funds

CRM FUNDS

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

September 30, 2011 (Unaudited)

Shares		Value
Short-Term Investments — 4.8%
913,431	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 0.10%[4]	$913,431
913,430	Blackrock Liquidity Funds TempFund Portfolio — Institutional Series, 0.09%[4]	913,430

Total Short-Term Investments (Cost $1,826,861)		1,826,861

Total Investments — 99.5% (Cost $41,544,449)[5]		37,617,045
Other Assets in Excess of Liabilities — 0.5%		186,160

Total Net Assets — 100.0%		$37,803,205

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of September 30, 2011 is as follows:

Funds	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities
Common Stock	$35,790,184	$35,790,184	$—	$—
Short-Term Investments	1,826,861	1,826,861	—	—

Total	$37,617,045	$37,617,045	$—	$—

[1]	Non-income producing security.
[2]	ADR — American Depository Receipt.
[3]	PLC — Public Limited Company.
[4]	Rate represents an annualized yield at date of measurement.
[5]

The cost for Federal income tax purposes was $41,836,640. At September 30, 2011, net unrealized depreciation was $4,219,595. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $1,223,078, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $5,442,673.

13	CRM Funds

CRM FUNDS

CRM GLOBAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Shares		Value
Common Stock — 95.0%
Austria — 1.5%
15,790	Andritz AG	$1,285,568

Total Austria		1,285,568

Bermuda — 1.9%
59,000	Seadrill Ltd.	1,629,361

Total Bermuda		1,629,361

Brazil — 3.6%
379,100	PDG Realty SA Empreendimentos e
	Participacoes	1,221,830
87,200	Vale SA, ADR[2]	1,831,200

Total Brazil		3,053,030

Canada — 4.4%
44,500	Celtic Exploration Ltd.[1]	958,455
287,600	Gran Tierra Energy, Inc.[1]	1,364,035
46,100	Teck Resources Ltd. — Class B	1,360,256

Total Canada		3,682,746

Chile — 1.3%
56,205	ENTEL Chile SA	1,080,112

Total Chile		1,080,112

Colombia — 1.1%
48,700	Petrominerales Ltd.	957,362

Total Colombia		957,362

Denmark — 1.8%
31,000	FLSmidth & Co. A/S	1,552,898

Total Denmark		1,552,898

France — 8.4%
17,500	BioMerieux	1,524,988
26,035	Cie Generale Des Etablissements
	Michelin — Class B	1,557,095
20,780	Groupe Danone SA	1,277,412
17,850	Technip SA	1,430,085
23,200	Vallourec SA	1,328,586

Total France		7,118,166

Germany — 6.9%
11,700	Fresenius SE	1,039,973
31,945	Hannover Rueckversicherung AG	1,444,280
13,550	Linde AG	1,813,168
66,620	Symrise AG	1,539,767

Total Germany		5,837,188

Hong Kong — 1.2%
1,028,000	Noble Group Ltd.	1,025,601

Total Hong Kong		1,025,601

Indonesia — 3.6%
3,406,000	Bank Negara Indonesia Persero Tbk
	PT	1,423,066
1,917,500	Telekomunikasi Indonesia Tbk PT	1,635,390

Total Indonesia		3,058,456

Shares		Value
Ireland — 1.7%
39,700	Kerry Group PLC — Class A3	$1,396,319

Total Ireland		1,396,319

Italy — 1.3%
266,500	Prada SpA[1]	1,124,191

Total Italy		1,124,191

Japan — 10.1%
36,600	Canon, Inc	1,661,861
50,000	JGC Corp	1,222,714
82,500	JSR Corp.	1,419,472
92,100	Kuraray Co. Ltd.	1,256,069
54,200	Nichi-Iko Pharmaceutical Co. Ltd	1,449,384
98,500	Stanley Electric Co. Ltd.	1,488,426

Total Japan		8,497,926

Netherlands — 3.8%
42,067	Koninklijke DSM N.V	1,829,009
77,340	SBM Offshore N.V	1,340,450

Total Netherlands		3,169,459

Sweden — 1.7%
129,850	Swedbank AB — Class A	1,433,693

Total Sweden		1,433,693

Switzerland — 3.8%
4,680	Syngenta AG1	1,216,182
49,100	Tyco International Ltd.	2,000,825

Total Switzerland		3,217,007

United Kingdom — 13.0%
1,039,100	Afren PLC[1,3]	1,303,573
1,267,295	Barratt Developments PLC[1,3]	1,534,040
68,750	Croda International PLC[3]	1,753,774
58,150	Diageo PLC[3]	1,108,728
372,315	Morgan Crucible Co. PLC[3]	1,408,267
66,262	Subsea 7 SA1	1,258,709
63,000	Tullow Oil PLC[3]	1,274,124
58,400	Weir Group PLC (The)[3]	1,395,310

Total United Kingdom		11,036,525

United States — 23.9%
2,200	Apple, Inc.[1]	838,596
36,240	BMC Software, Inc.[1]	1,397,414
64,800	Ciena Corp.[1]	725,760
59,700	CROCS, Inc.[1]	1,413,099
29,900	Cytec Industries, Inc.	1,050,686
37,600	General Mills, Inc.	1,446,472
32,500	Hospira, Inc.[1]	1,202,500
2,900	HSN, Inc.[1]	96,077
246,300	LSI Corp.[1]	1,275,834
117,000	Monster Worldwide, Inc.[1]	840,060
33,000	Motorola Solutions, Inc.	1,382,700
34,900	NetApp, Inc.[1]	1,184,506
50,600	Oracle Corp.	1,454,244

14	CRM Funds

CRM FUNDS

CRM GLOBAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

Shares		Value
United States — (continued)
35,500	Pall Corp.	$1,505,200
42,700	St. Jude Medical, Inc.	1,545,313
29,900	Stanley Black & Decker, Inc.	1,468,090
30,100	Stryker Corp.	1,418,613

Total United States		20,245,164

Total Common Stock (Cost $94,129,011)		80,400,772

Preferred Stock — 2.7%
Brazil — 1.1%
115,400	Banco do Estado do Rio Grande do Sul	969,108

Total Brazil		969,108

Germany — 1.6%
25,090	Henkel AG & Co. KGaA	1,334,086

Total Germany		1,334,086

Total Preferred Stock (Cost $2,438,488)		2,303,194

Short-Term Investments — 2.5%
1,047,028	Blackrock Liquidity Funds
	TempCash Portfolio — Institutional Series, 0.10%[4]	1,047,028
1,047,028	Blackrock Liquidity Funds
	TempFund Portfolio — Institutional Series, 0.09%[4]	1,047,028

Total Short-Term Investments (Cost $2,094,056)		2,094,056

Total Investments — 100.2% (Cost $98,661,555)[5]		84,798,022
Liabilities in Excess of Other Assets — (0.2%)		(160,492)

Total Net Assets — 100.0%		$84,637,530

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of September 30, 2011 is as follows:

15	CRM Funds

CRM FUNDS

CRM GLOBAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Concluded)

September 30, 2011 (Unaudited)

Funds	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities
Common Stock
Austria	$1,285,568	$—	$1,285,568	$—
Bermuda	1,629,361	—	1,629,361	—
Brazil	3,053,030	3,053,030	—	—
Canada	3,682,746	3,682,746	—	—
Chile	1,080,112	1,080,112	—	—
Colombia	957,362	957,362	—	—
Denmark	1,552,898	—	1,552,898	—
France	7,118,166	—	7,118,166	—
Germany	5,837,188	—	5,837,188	—
Hong Kong	1,025,601	—	1,025,601	—
Indonesia	3,058,456	—	3,058,456	—
Ireland	1,396,319	—	1,396,319	—
Italy	1,124,191	1,124,191	—	—
Japan	8,497,926	—	8,497,926	—
Netherlands	3,169,459	—	3,169,459	—
Sweden	1,433,693	—	1,433,693	—
Switzerland	3,217,007	2,000,825	1,216,182	—
United Kingdom	11,036,525	—	11,036,525	—
United States	20,245,164	20,245,164	—	—
Preferred Stock
Brazil	969,108	969,108	—	—
Germany	1,334,086	—	1,334,086	—
Short-Term Investments	2,094,056	2,094,056	—	—

Total	$84,798,022	$35,206,594	$49,591,428	$—

The Fund had no transfers between Level 1 and Level 2 fair value hierarchy during the reporting period.

[1]	Non-income producing security.
[2]	ADR — American Depository Receipt.
[3]	PLC — Public Limited Company.
[4]	Rate represents an annualized yield at date of measurement.
[5]

The cost for Federal income tax purposes was $99,533,831. At September 30, 2011, net unrealized depreciation was $14,735,809. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $1,463,469, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $16,199,278.

16	CRM Funds

CRM FUNDS

CRM INTERNATIONAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Shares		Value
Common Stock — 94.9%
Austria — 1.6%
3,550	Andritz AG	$289,029

Total Austria		289,029

Bermuda — 1.9%
12,300	Seadrill Ltd	339,680

Total Bermuda		339,680

Brazil — 8.1%
28,000	BR Properties SA	252,413
21,200	Cosan SA Industria e Comercio	270,603
88,100	PDG Realty SA Empreendimentos e Participacoes	283,944
11,500	Petroleo Brasileiro SA, ADR[2]	258,175
18,960	Vale SA, ADR[2]	398,160

Total Brazil		1,463,295

Canada — 5.4%
9,700	Celtic Exploration Ltd.[1]	208,922
6,800	Dollarama, Inc	235,557
63,200	Gran Tierra Energy, Inc.[1]	299,746
8,235	Teck Resources Ltd. — Class B	242,987

Total Canada		987,212

Chile — 1.4%
13,190	ENTEL Chile SA	253,477

Total Chile		253,477

Colombia — 1.1%
10,600	Petrominerales Ltd.	208,379

Total Colombia		208,379

Denmark — 1.9%
6,785	FLSmidth & Co. A/S	339,884

Total Denmark		339,884

France — 10.3%
3,800	BioMerieux	331,140
5,635	Cie Generale Des Etablissements
	Michelin — Class B	337,017
4,535	Groupe Danone SA	278,780
163,750	L’occitane International SA1	329,824
3,849	Technip SA	308,370
5,051	Vallourec SA	289,254

Total France		1,874,385

Germany — 12.1%
4,690	BASF SE	285,927
2,550	Fresenius SE	226,661
6,430	Hannover Rueckversicherung AG	290,709
2,998	Linde AG	401,172
4,670	MTU Aero Engines Holding AG	291,214
7,110	SAP AG	361,772
14,910	Symrise AG	344,610

Total Germany		2,202,065

Shares		Value
Hong Kong — 1.4%
264,454	Noble Group Ltd.	$263,837

Total Hong Kong		263,837

India — 1.7%
36,755	HCL Technologies Ltd.	304,982

Total India		304,982

Indonesia — 3.7%
743,500	Bank Negara Indonesia Persero Tbk PT	310,643
418,500	Telekomunikasi Indonesia Tbk PT	356,928

Total Indonesia		667,571

Ireland — 1.7%
8,650	Kerry Group PLC — Class A3	304,236

Total Ireland		304,236

Italy — 1.3%
58,100	Prada SpA[1]	245,086

Total Italy		245,086

Japan — 10.3%
8,000	Canon, Inc.	363,248
11,000	JGC Corp.	268,997
18,000	JSR Corp.	309,703
20,900	Kuraray Co. Ltd.	285,036
11,800	Nichi-Iko Pharmaceutical Co. Ltd.	315,549
21,300	Stanley Electric Co. Ltd.	321,863

Total Japan		1,864,396

Netherlands — 3.9%
9,345	Koninklijke DSM N.V	406,306
17,565	SBM Offshore N.V	304,435

Total Netherlands		710,741

Norway — 3.6%
33,000	DnB NOR ASA	328,884
63,933	Storebrand ASA	321,782

Total Norway		650,666

Singapore — 1.4%
102,000	SembCorp Marine Ltd.	249,751

Total Singapore		249,751

Sweden — 1.8%
29,100	Swedbank AB — Class A	321,297

Total Sweden		321,297

Switzerland — 1.6%
1,125	Syngenta AG1	292,352

Total Switzerland		292,352

United Kingdom — 18.7%
122,900	Aberdeen Asset Management PLC[3]	329,100
225,191	Afren PLC1,[3]	282,507
18,750	Antofagasta PLC[3]	267,725
50,290	Ashmore Group PLC[3]	254,481
289,830	Barratt Developments PLC1,[3]	350,834

17	CRM Funds

CRM FUNDS

CRM INTERNATIONAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

Shares		Value
United Kingdom — (continued)
14,900	Croda International PLC[3]	$380,091
15,950	Diageo PLC[3]	304,114
82,715	Morgan Crucible Co. PLC[3]	312,866
15,997	Subsea 7 SA1	303,878
14,750	Tullow Oil PLC[3]	298,307
12,650	Weir Group PLC (The)[3]	302,238

Total United Kingdom		3,386,141

Total Common Stock (Cost $20,195,743)		17,218,462

Preferred Stock — 2.8%
Brazil — 1.2%
25,800	Banco do Estado do Rio Grande do Sul	216,664

Total Brazil		216,664

Germany — 1.6%
5,475	Henkel AG & Co. KGaA	291,117

Total Germany		291,117

Total Preferred Stock (Cost $539,251)		507,781

Short-Term Investments — 2.1%
189,380	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 0.10%[4]	189,380
189,381	Blackrock Liquidity Funds TempFund Portfolio — Institutional Series, 0.09%[4]	189,381

Total Short-Term Investments (Cost $378,761)		378,761

Total Investments — 99.8% (Cost $21,113,755)[5]		18,105,004
Other Assets in Excess of Liabilities — 0.2%		44,057

Total Net Assets — 100.0%		$18,149,061

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of September 30, 2011 is as follows:

18	CRM Funds

CRM FUNDS

CRM INTERNATIONAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Concluded)

September 30, 2011 (Unaudited)

			Level 2	Level 3
Funds	Investments in Securities (Value)	Level 1 Quoted Prices	Significant Observable Inputs	Significant Unobservable Inputs
Investments in Securities
Common Stock
Austria	$289,029	$—	$289,029	$—
Bermuda	339,680	—	339,680	—
Brazil	1,463,295	1,463,295	—	—
Canada	987,212	987,212	—	—
Chile	253,477	253,477	—	—
Colombia	208,379	208,379	—	—
Denmark	339,884	—	339,884	—
France	1,874,385	—	1,874,385	—
Germany	2,202,065	—	2,202,065	—
Hong Kong	263,837	—	263,837	—
India	304,982	—	304,982	—
Indonesia	667,571	—	667,571	—
Ireland	304,236	—	304,236	—
Italy	245,086	245,086	—	—
Japan	1,864,396	—	1,864,396	—
Netherlands	710,741	—	710,741	—
Norway	650,666	—	650,666	—
Singapore	249,751	—	249,751	—
Sweden	321,297	—	321,297	—
Switzerland	292,352	—	292,352	—
United Kingdom	3,386,141	254,481	3,131,660	—
Preferred Stock
Brazil	216,664	216,664	—	—
Germany	291,117	—	291,117	—
Short-Term
Investments	378,761	378,761	—	—

Total	$18,105,004	$4,007,355	$14,097,649	$—

The Fund had no transfers between Level 1 and Level 2 fair value hierarchy during the reporting period.

[1]	Non-income producing security.
[2]	ADR — American Depository Receipt.
[3]	PLC — Public Limited Company.
[4]	Rate represents an annualized yield at date of measurement.
[5]

The cost for Federal income tax purposes was $21,279,067. At September 30, 2011, net unrealized depreciation was $3,174,063. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $217,329, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $3,391,392.

19	CRM Funds

Item 2. Controls and Procedures.

(a)

The Registrant’s Principal Executive and Principal Financial Officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective based on the evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	CRM Mutual Fund Trust

By (Signature and Title)*	/s/ Ronald H. McGlynn
Ronald H. McGlynn, President and Chief Executive Officer (Principal Executive Officer)

Date	11/14/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ronald H. McGlynn
Ronald H. McGlynn, President and Chief Executive Officer (Principal Executive Officer)

Date	11/14/11

By (Signature and Title)*	/s/ Carlos A. Leal
Carlos A. Leal, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date	11/14/11

* Print the name and title of each signing officer under his or her signature.